FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2007

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 200-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

05/15/2007
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      17
                                                ---------------
Form 13F Information Table Value Total:         $       278,800
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                           Form 13-F Information Table
                            as of March 31, 2007


                                 TITLE OF                  VALUE     SHARES/   SH/   PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP    (X$1000)    PRN AMT   PRN   CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
---------------------------    ------------   --------- ----------- ---------  ---   ----  -------  --------  ------- -------- -----
AON                             com             037389103    22,586     595,000 SH           Sole     0         595,000
CEMEX SA de CV                  SPONSORED ADR  '151290889    27,950     853,424 SH           Sole     0         853,424
COMCAST CORP Special Class A    com             20030N200     5,845     229,500 SH           Sole     0         229,500
DELL Inc.                       com             24702R101    25,670   1,106,000 SH           Sole     0       1,106,000
DIRECTV Group Inc               com             25459L106    20,869     904,600 SH           Sole     0         904,600
Discovery Holdings              com             25468Y107     1,209      63,200 SH           Sole     0          63,200
Disney                          com             254687106    23,860     693,000 SH           Sole     0         693,000
FEDEX CORP                      com             31428X106    20,627     192,000 SH           Sole     0         192,000
General Motors Corporation      com             370442105    20,345     664,000 SH           Sole     0         664,000
Level 3 Communications          com             52729N100    30,788   5,047,188 SH           Sole     0       5,047,188
Liberty Media Holding Corp -
  Interactive                   com             53071M104    15,912     668,000 SH           Sole     0         668,000
Liberty Media Holding Corp -
  Capital                       com             53071M302    12,358     111,750 SH           Sole     0         111,750
SPRINT NEXTEL CORP              com             852061100    22,980   1,212,000 SH           Sole     0       1,212,000
FAIRFAX FINL HLDGS LTD          sub vtg com     303901593     4,510      20,000 SH           Sole     0          20,000
FAIRFAX FINL HLDGS LTD          sub vtg com     303901102    13,587      60,500 SH           Sole     0          60,500
TELEPHONE + DATA SYS INC        special commom  879433860     4,696      84,000 sh           Sole     0          84,000
TELEPHONE + DATA SYS INC        com             879433100     5,008      84,000 sh           Sole     0          84,000

                                                            278,800  12,588,162                              12,588,162
